Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between level 1 and level 2 fair value measurements	$ 0
Impairment loss related to investments, goodwill and acquired intangible assets	0	$ 1,517	$ 0
Impairment loss on equity method investment	910	6,374	343
Impairment loss on equity method investment without readily determinable fair value	0	546	0
Impairment losses related to acquired intangible assets	0	0	0
Goodwill impairment loss		$ 1,517
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	$ 0
Measurement Input, Price Volatility | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.516	0.446
Measurement Input, Price Volatility | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.569	0.575
Measurement Input, Discount Rate | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	15.0	30.0
Measurement Input, Discount Rate | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		34.0
Measurement Input, Expected Term | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment	2 years 1 month 6 days
Expected life of investment		3 years 1 month 6 days
Measurement Input, Expected Term | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected life of investment	2 years 3 months 18 days
Expected life of investment		3 years 3 months 18 days